Investments - 10Q (Tables)	9 Months Ended
Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Held-to-Maturity
The following table summarizes the Company’s investment securities as of December 31, 2023 (in thousands):

	December 31, 2023
	Amortized cost, as adjusted	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
Short-term investments:
U.S. treasury notes	$48,947	$16	$—	$48,963

December 31, 2022
	Amortized cost, as adjusted	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
Short-term investments:
U.S. treasury notes	$—	$—	$—	$—
The following table summarizes the Company’s investment securities as of September 30, 2024 and December 31, 2023 (in thousands):

	September 30, 2024
	Amortized cost, as adjusted	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
Cash equivalents:
Money market funds	$63,120	$—	$—	$63,120
Short-term investments:
U.S. treasury notes	72,360	172	—	72,532
Total	$135,480	$172	$—	$135,652

	December 31, 2023
	Amortized cost, as adjusted	Gross unrealized holding gains	Gross unrealized holding losses	Estimated fair value
Cash equivalents:
Money market funds	$144,358	$—	$—	$144,358
Short-term investments:
U.S. treasury notes	48,947	16	—	48,963
Total	$193,305	$16	$—	$193,321
All of the Company’s investments mature within the next 12 months.